Long-term Debt	12 Months Ended
Dec. 31, 2015
Long-term Debt [Abstract]
Long-term Debt
8. Long-term Debt:

	December 31, 2014	December 31, 2015
$1.3 billion Senior Secured Term Loan B Facility	$1,296,750	$1,283,750
$1.9 billion Secured Term Loan B Facility	1,876,250	1,857,250
$462 million Senior Secured Credit Facility	-	432,821
7.25% Senior Unsecured Notes	500,000	229,411
6.50% Senior Secured Notes	800,000	607,742
Less: Deferred financing costs	(100,550)	(82,506)
Total debt	4,372,450	4,328,468
Less: Current portion	(19,858)	(56,725)
Long-term portion	$4,352,592	$4,271,743

7.25% Senior Unsecured Notes due 2019
On March 26, 2014 the Company issued $500,000 aggregate principal amount of 7.25% Senior Unsecured Notes due 2019 (the "7.25% Senior Unsecured Notes"), offered in a private placement, resulting in net proceeds of approximately $493,625. The Senior Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness. The Company used the net proceeds from the offering of the 7.25% Senior Unsecured Notes, together with cash on hand, and repurchased $462,300 of its 9.5% Senior Unsecured Notes, of which $500,000 in aggregate principal amount was outstanding prior to closing of the 7.25% Senior Unsecured Notes Offering, at a tender premium of 105.375%, while the remaining $37,700 was redeemed at a redemption price of 104.5% on May 13, 2014.

The 7.25% Senior Unsecured Notes are not guaranteed by any of the Company's subsidiaries. Upon a change of control, which would occur if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require the Company to purchase all outstanding notes at a redemption price of 101% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. The contractual semi-annual coupon interest rate is 7.25% per year.

During the year ended December 31, 2015, a Company's wholly owned subsidiary has purchased in the open market an aggregate principal amount of $270,589 of these notes, resulting in a gain of  $130,454 included in "Gain from repurchase of senior notes" in the accompanying consolidated statements of operations. The outstanding balance reported above, of $229,411, is net of the notes repurchased in the open market.

9.5% Senior Unsecured Notes due 2016

On April 27, 2011, the Company issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the "Senior Unsecured Notes") offered in a private placement, resulting in net proceeds of approximately $487,500. The 9.5% Senior Unsecured Notes were repurchased or redeemed by proceeds from the 7.25% Senior Unsecured Notes offering discussed above, together with cash on hand.

6.50% Senior Secured Notes due 2017

On September 20, 2012, the Company's wholly owned subsidiary Drill Rigs Holdings Inc. (the “Issuer"), issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the "Drill Rigs Senior Notes") offered in a private offering, resulting in net proceeds of approximately $781,965. The Company used a portion of the net proceeds of the notes to repay the full amount outstanding under its $1,040,000 senior secured credit facility as at September 20, 2012. The Drill Rigs Senior Notes are secured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Drill Rigs Senior Notes are fully and unconditionally guaranteed by the Company and certain of its existing and future subsidiaries (collectively, the "Issuer Subsidiary Guarantors" and, together with the Company, the "Guarantors").

The Drill Rigs Senior Notes and the Drill Rigs Senior Notes guarantees are secured, on a first priority basis, by a security interest on the Issuer's two semi-submersible offshore drilling units, the Leiv Eiriksson and the Eirik Raude and by a pledge of the stock of the Issuer and the Issuer Subsidiary Guarantors, subject to certain exceptions. The contractual semi-annual coupon interest rate is 6.5% on the Drill Rigs Senior Notes.

Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the Issuer will be required to make an offer to repurchase the Drill Rigs Senior Notes at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of repurchase. On or after October 1, 2015, the Issuer may, at its option, redeem all or a portion of the Drill Rigs Senior Notes, at one time or from time to time at 103.25% (from October 1, 2015 to September 30, 2016) or 100% (October 1, 2016 and thereafter) of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of redemption.

During the year ended December 31, 2015, a Company's wholly owned subsidiary has purchased in the open market an aggregate principal amount of $192,258 of these notes, resulting in a gain of $58,720 included in "Gain from repurchase of senior notes" in the accompanying consolidated statements of operations. The outstanding balance reported above, of $607,742, is net of the notes repurchased in the open market.

$1.35 billion Senior Secured Credit Facility

On February 28, 2013, Drillships Ocean Ventures Inc., the Company's wholly-owned subsidiary, entered into a secured term loan facilities agreement with a syndicate of lenders and DNB Bank ASA, as facility agent and security agent, in the amount of $1,350,000 to partially finance the construction costs of the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena.  On August 20, 2013 and December 20, 2013, the Company drew down an amount of $900,000 in aggregate under the above facility in connection with the deliveries of Ocean Rig Mylos and the Ocean Rig Skyros.  On March 24, 2014, the Company drew down the remaining undrawn amount of $450,000 in connection with the delivery of Ocean Rig Athena.
On July 25, 2014, this facility was repaid in full and replaced by the $1.3 billion Senior Secured Term Loan B Facility (see below).

$1.3 billion Senior Secured Term Loan B Facility
On July 25, 2014, the Company's wholly owned subsidiary, Drillships Ocean Ventures Inc., entered into a $1.3 billion Senior Secured Term Loan B ("New Term Loan B") facility to repay the $1.35 billion Senior Secured Credit Facility, which had an outstanding loan balance of approximately $1.3 billion on that date. The unamortized balance of deferred finance fees associated with the repaid loans, amounting to approximately $19,797, was written off in the consolidated statement of operations upon the extinguishment of the related debt in July 2014. In addition, restricted cash of $75,000 associated with the respective debt was released upon the repayment.  The New Term Loan B facility which is secured primarily by first priority mortgages on the vessels, the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena, bears interest at a fixed rate, and matures on July 25, 2021.

$1.9 billion Term Loan B Facility

On July 12, 2013,  the Company, through its wholly-owned subsidiaries, Drillships Financing Holding Inc. ("DFHI") and Drillships Projects Inc., entered into a $1,800,000 senior secured term loan facility, comprised of tranche B-1 term loans in an aggregate principal amount equal to $975,000 ("Tranche B-1 Term Loans") and tranche B-2 term loans in an aggregate principal amount equal to $825,000 ("Tranche B-2 Term Loans" and, together with the Tranche B-1 Term Loans, the "Term Loans"), with respective maturity dates in the first quarter of 2021, subject to adjustment to the third quarter of 2020 in certain circumstances, and the third quarter of 2016. The Term Loans are initially guaranteed by the Company and certain existing and future subsidiaries of DFHI and are secured by certain assets of, and by a pledge of the stock of, DFHI and the subsidiary guarantors. The net proceeds of the Term Loans were used by the Company to repay in full the then outstanding balances of the $800,000 secured term loan agreement and the two $495,000 senior secured credit facilities, amounting to $1,519,168 in aggregate. The unamortized balance of the deferred finance fees associated with the repaid loans, amounting to approximately $23.3 million, was written off upon the extinguishment of the related debt in July 2013. In addition, restricted cash of $131.6 million associated with the respective loans were released upon the repayment. On July 26, 2013, the Company through its wholly-owned subsidiaries DFHI and Drillships Projects Inc. entered into an incremental amendment to the $1,800,000 senior term loan for additional tranche B-1 term loans in an aggregate principal amount of $100,000.
On February 7, 2014, the Company refinanced its then existing short-term Tranche B-2 Term Loans with a fungible add-on to its existing long-term Tranche B-1 Term Loans.  As a result of this refinancing, the total $1.9 billion of Tranche B-1 Term Loans will mature no earlier than the third quarter of 2020.

$462 million Senior Secured Credit Facility
On February 13, 2015, the Company's wholly owned subsidiary, Drillship Alonissos Owners Inc., entered into a secured term loan facility agreement with a syndicate of lenders and DNB Bank ASA, as facility agent and security agent, for up to $475,000 to partially finance the construction costs of the Ocean Rig Apollo. This facility has a 5 year term and bears interest at LIBOR plus a margin. On March 3, 2015, the Company drew down an amount of $462,000 under this facility and pledged restricted cash of $10,000 associated with the respective loan. On February 11, 2016, the charterer of the Ocean Rig Apollo sent a notice of termination of the drilling contract. Under the terms of the $462 million Senior Secured Credit Facility, the Company has 90 days from the date of termination of the contract to enter into a new Satisfactory Drilling Contract (as defined in the loan agreement). If such Satisfactory Drilling Contract is not entered into by the Company, then the Company must make a prepayment within 180 days from the date of termination of the contract (Note 17).

The Company's outstanding debt is secured by, among other things, first priority mortgages over the Company's operating drilling units, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation relating to such drilling units and a pledge of the shares of capital stock of certain of the Company's subsidiaries.
Certain of our debt instruments contain financial covenants, minimum coverage ratio requirements and minimum liquidity and working capital requirements and restrict, without the bank's prior consent, the Company's and its subsidiaries ability to, among other things, pay dividends, change the management and ownership of its drilling units, incur additional indebtedness, incur and create liens on its assets, and change in the general nature of the Company's business and require that the Company maintain an established place of business in the United States or the United Kingdom.

Total interest and debt amortization cost incurred on long-term debt for the years ended December 31, 2013, 2014 and 2015, amounted to $228,992, $304,132 and $300,543 , respectively, of which $65,492, $37,342 and $26,055, respectively, were capitalized as part of the cost of the drilling units under construction. Total interest incurred and amortization of debt issuance cost on long-term debt, net of capitalized interest, are included in "Interest and finance costs" in the accompanying consolidated statement of operations.

The aggregate available undrawn amounts under the Company's facilities at December 31, 2015, are nil. The Company's weighted average interest rates on the above bank loans and notes were 6.4%, 6.4% and 6.3%,as of December 31, 2013, 2014, and 2015, respectively.

The bank loans are payable in U.S. Dollars in quarterly instalments with balloon payments due at maturity between March 2020 and July 2021.

Loan movements for the Company's Senior Unsecured Notes, Drill Rigs Senior Notes, 7.25% Senior Unsecured Notes and secured credit facilities throughout 2015, is as follows:

Loan	Loan Agreement Date	Original Amount	December 31, 2014	New Loans	Repayments/ Repurchase of senior notes	December 31, 2015

Drill Rigs Senior Notes	September 20, 2012	$800,000	800,000	-	(192,258)	607,742
Term Loan B Facility	July 12, 2013	1,900,000	1,876,250	-	(19,000)	1,857,250
7.25% Senior Unsecured Notes	March 26, 2014	500,000	500,000	-	(270,589)	229,411
New Term Loan B Facility	July 25, 2014	1,300,000	1,296,750	-	(13,000)	1,283,750
Senior Secured Credit Facility	February 13, 2015	$462,000	$-	$462,000	$(29,179)	$432,821
			$4,473,000	$462,000	$(524,026)	$4,410,974

The annual principal payments required to be made after December 31, 2015, including balloon payments, totaling $4,410,974 due through July 2021, are as follows:

2016	70,905
2017	678,647
2018	70,905
2019	300,317
2020 and thereafter	3,290,200
Total principal payments	4,410,974
Less: Financing fees	(82,506)
Total debt	$4,328,468